Deposits and other borrowings - Summary (Details) - AUD ($) $ in Millions	Sep. 30, 2025	Sep. 30, 2024
Deposits and other borrowings
Total deposits and other borrowings	$ 770,457	$ 720,489
Australia
Deposits and other borrowings
Total deposits and other borrowings	676,503	627,010
Australia | Certificates of deposit
Deposits and other borrowings
Total deposits and other borrowings	33,940	33,215
Australia | Non-interest bearing, repayable at call
Deposits and other borrowings
Total deposits and other borrowings	140,842	128,705
Australia | Other interest bearing - transactions
Deposits and other borrowings
Total deposits and other borrowings	120,830	110,393
Australia | Other interest bearing - savings
Deposits and other borrowings
Total deposits and other borrowings	223,216	197,415
Australia | Other interest bearing term
Deposits and other borrowings
Total deposits and other borrowings	157,675	157,282
New Zealand
Deposits and other borrowings
Total deposits and other borrowings	72,807	74,912
New Zealand | Certificates of deposit
Deposits and other borrowings
Total deposits and other borrowings	1,593	1,711
New Zealand | Non-interest bearing, repayable at call
Deposits and other borrowings
Total deposits and other borrowings	10,700	10,287
New Zealand | Other interest bearing - transactions
Deposits and other borrowings
Total deposits and other borrowings	7,884	8,815
New Zealand | Other interest bearing - savings
Deposits and other borrowings
Total deposits and other borrowings	18,502	17,854
New Zealand | Other interest bearing term
Deposits and other borrowings
Total deposits and other borrowings	34,128	36,245
Other overseas
Deposits and other borrowings
Total deposits and other borrowings	21,147	18,567
Other overseas | Certificates of deposit
Deposits and other borrowings
Total deposits and other borrowings	11,953	11,948
Other overseas | Non-interest bearing, repayable at call
Deposits and other borrowings
Total deposits and other borrowings	1,147	1,193
Other overseas | Other interest bearing - transactions
Deposits and other borrowings
Total deposits and other borrowings	910	736
Other overseas | Other interest bearing - savings
Deposits and other borrowings
Total deposits and other borrowings	1,254	987
Other overseas | Other interest bearing term
Deposits and other borrowings
Total deposits and other borrowings	5,883	3,703
Parent Entity
Deposits and other borrowings
Total deposits and other borrowings	696,660	644,481
Parent Entity | Australia
Deposits and other borrowings
Total deposits and other borrowings	676,503	627,010
Parent Entity | Australia | Certificates of deposit
Deposits and other borrowings
Total deposits and other borrowings	33,940	33,215
Parent Entity | Australia | Non-interest bearing, repayable at call
Deposits and other borrowings
Total deposits and other borrowings	140,842	128,705
Parent Entity | Australia | Other interest bearing - transactions
Deposits and other borrowings
Total deposits and other borrowings	120,830	110,393
Parent Entity | Australia | Other interest bearing - savings
Deposits and other borrowings
Total deposits and other borrowings	223,216	197,415
Parent Entity | Australia | Other interest bearing term
Deposits and other borrowings
Total deposits and other borrowings	157,675	157,282
Parent Entity | Other overseas
Deposits and other borrowings
Total deposits and other borrowings	20,157	17,471
Parent Entity | Other overseas | Certificates of deposit
Deposits and other borrowings
Total deposits and other borrowings	11,953	11,948
Parent Entity | Other overseas | Non-interest bearing, repayable at call
Deposits and other borrowings
Total deposits and other borrowings	546	503
Parent Entity | Other overseas | Other interest bearing - transactions
Deposits and other borrowings
Total deposits and other borrowings	729	532
Parent Entity | Other overseas | Other interest bearing - savings
Deposits and other borrowings
Total deposits and other borrowings	1,161	892
Parent Entity | Other overseas | Other interest bearing term
Deposits and other borrowings
Total deposits and other borrowings	$ 5,768	$ 3,596